Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Net operating losses carry forwards
Total deferred tax assets	$ 386,147	$ 317,443
Less: valuation allowance	(386,147)	(317,443)
Deferred tax assets, net of valuation allowance
UNITED STATES
Net operating losses carry forwards
Total deferred tax assets	276,948	196,022
HONG KONG
Net operating losses carry forwards
Total deferred tax assets	13,642	9,717
British Virginia Island [Member]
Net operating losses carry forwards
Total deferred tax assets
Labuan Malaysia [Member]
Net operating losses carry forwards
Total deferred tax assets
MALAYSIA
Net operating losses carry forwards
Total deferred tax assets	$ 95,557	$ 111,704